Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
Sirius International Insurance Group, Ltd.
Schedule III
Supplementary Insurance Information
As at and for the years ended December 31, 2019, 2018, and 2017

(Millions)	As at and for the year ended December 31, 2019
	Deferred Acquisition Costs	Loss and Loss Adjustment Expense Reserves	Unearned Insurance and Reinsurance Premiums	Net Earned Insurance and Reinsurance Premiums	Loss and Loss Adjustment Expenses	Insurance and Reinsurance Acquisition Expenses	Other Underwriting Expenses	Net Written Insurance and Reinsurance Premiums
Global Reinsurance	$85.9	$1,536.5	$419.0	$966.5	$850.9	$199.7	$84.5	$987.9
Global A&H	57.2	225.1	244.6	443.3	278.7	125.8	23.7	458.1
U.S. Specialty	5.1	30.7	44.4	29.6	24.1	6.4	10.6	54.1
Runoff & Other	—	539.2	—	2.2	2.8	2.9	5.9	2.5
Corporate Elimination	—	—	—	—	13.8	(46.1)	13.5	—
Total	$148.2	$2,331.5	$708.0	$1,441.6	$1,170.3	$288.7	$138.2	$1,502.6

(Millions)	As at and for the year ended December 31, 2018
	Deferred Acquisition Costs	Loss and Loss Adjustment Expense Reserves	Unearned Insurance and Reinsurance Premiums	Net Earned Insurance and Reinsurance Premiums	Loss and Loss Adjustment Expenses	Insurance and Reinsurance Acquisition Expenses	Other Underwriting Expenses	Net Written Insurance and Reinsurance Premiums
Global Reinsurance	$86.7	$1,231.2	$409.7	$870.5	$675.2	$185.3	$87.7	$934.6
Global A&H	54.0	197.9	224.8	357.6	194.9	109.7	27.4	379.8
U.S. Specialty	0.9	2.8	12.7	5.0	2.3	1.3	8.7	13.1
Runoff & Other	—	584.8	—	29.2	14.6	2.8	6.3	29.6
Corporate Elimination	—	—	—	—	13.0	(43.7)	16.1	—
Total	$141.6	$2,016.7	$647.2	$1,262.3	$900.0	$255.4	$146.2	$1,357.1

(Millions)	As at and for the year ended December 31, 2017
	Deferred Acquisition Costs	Loss and Loss Adjustment Expense Reserves	Unearned Insurance and Reinsurance Premiums	Net Earned Insurance and Reinsurance Premiums	Loss and Loss Adjustment Expenses	Insurance and Reinsurance Acquisition Expenses	Other Underwriting Expenses	Net Written Insurance and Reinsurance Premiums
Global Reinsurance	$71.7	$1,064.1	$310.7	$727.6	$617.3	$154.0	$79.8	$749.2
Global A&H	49.1	206.2	195.8	306.8	179.8	89.6	23.4	341.5
U.S. Specialty	—	—	—	—	—	—	—	—
Runoff & Other	0.1	628.2	0.3	0.9	14.1	(3.5)	2.9	(0.5)
Corporate Elimination	—	—	—	—	—	(42.9)	—	—
Total	$120.9	$1,898.5	$506.8	$1,035.3	$811.2	$197.2	$106.1	$1,090.2